Expense Example - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Consumer Discretionary Portfolio - Select Consumer Discretionary Portfolio
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942